Note 8 - Stock Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Unvested Shares	Shares	Weighted-Average Grant-Date Fair Value per share
Non-vested on January 1, 2017	116,280	2.08
Granted	-	-
Vested	-	-
Non-vested on March 31, 2017	116,280	2.08